Revenue and Segment Information - Revenue from Products (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of products and services [line items]
Total consolidated revenue	¥ 3,149,614	$ 458,092	¥ 2,830,987	¥ 2,249,533
Tubed steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	1,452,696	211,286	1,286,535	1,227,862
Tubeless steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	1,294,187	188,232	1,242,528	818,488
Off-road steel wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	48,917	7,115	51,451	36,593
Aluminum wheels [member]
Disclosure of products and services [line items]
Total consolidated revenue	281,150	40,891	191,868	103,759
Wheel components [member]
Disclosure of products and services [line items]
Total consolidated revenue	¥ 72,664	$ 10,568	¥ 58,605	¥ 62,831